Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2013 Preferred Stock	Dec. 31, 2012 Preferred Stock	Dec. 31, 2011 Preferred Stock	Dec. 31, 2013 Interest Rate Swap	Dec. 31, 2012 Interest Rate Swap	Dec. 31, 2011 Interest Rate Swap	Dec. 31, 2013 Borrowings [Member]	Dec. 31, 2012 Borrowings [Member]	Dec. 31, 2011 Borrowings [Member]	Dec. 31, 2013 IPO [Member]	Dec. 31, 2012 IPO [Member]	Dec. 31, 2011 IPO [Member]
Cash flows from operating activities
Net income (loss) before noncontrolling interests	$ (234,132)	$ 42,577	$ 129,972
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,225	2,401	2,360
Deferred income taxes	9,384	0	0
Reinvested dividends	(1,019)	(188)	(190)
Net gain on the valuation of contingent value rights	(49,570)	0	0
Capital gains on the sale of investments, net	(4,119)	(551)	(58)
(Gains) losses of Launch Equity, net	(10,623)	(8,817)	3,102
Proceeds from sale of investments by Launch Equity	146,967	60,025	17,188
Purchase of investments by Launch Equity	(140,664)	(59,763)	(18,899)
Loss on disposal of property and equipment	16	51	11
Loss on interest rate swaps	0	69	1,933
Loss on debt extinguishment	0	827	0
Amortization of debt issuance costs	448	631	726
Share-based compensation	655,417	0	0
Change in assets and liabilities resulting in an increase (decrease) in cash:
Net change in operating assets and liabilities of Launch Equity	(9,453)	(4,870)	(5,204)
Accounts receivable	(17,739)	(6,605)	(2,685)
Prepaid expenses and other assets	(1,966)	(1,845)	1,281
Accounts payable and accrued expenses	(2,405)	11,396	(1,991)
Class B liability awards	(231,480)	93,422	(24,936)
Deferred lease obligations	(121)	1,296	627
Net cash provided by operating activities	112,166	130,056	103,237
Cash flows from investing activities
Acquisition of property and equipment	(2,359)	(2,744)	(1,614)
Leasehold improvements	(832)	(2,721)	(1,122)
Proceeds from sale of property and equipment	0	0	27
Proceeds from sale of investment securities	16,932	4,598	4,101
Purchase of investment securities	(5,000)	0	(20,000)
Change in restricted cash	0	(145)	(1,040)
Net cash provided by (used in) investing activities	8,741	(1,012)	(19,648)
Cash flows from financing activities
Partnership distributions	(224,786)	(80,886)	(67,108)
Dividends paid	(14,621)	0	0
Interest rate swap	0	(1,135)	0
Change in other liabilities	(63)	(173)	(214)
Payment of debt issuance costs	0	(2,573)	0
Principal payments on note payable	0	(324,789)	(55,211)
Proceeds from draw on revolving credit facility	0	90,000	0
Proceeds from issuance of notes payable	0	200,000	0
Repayment under revolving credit facility	(90,000)	0	0
Net proceeds from issuance of common stock	653,335	0	0
Payment of costs directly associated with the issuance of Class A common	(4,168)	0	0
Purchase of preferred stock and subsidiary equity	(296,755)
Purchase of Class A common units	(76,319)	0	0
Capital invested into Launch Equity	3,150	5,000	6,913
Capital distributed by Launch Equity	0	(285)	0
Net cash provided by (used in) financing activities	(50,227)	(114,841)	(115,620)
Net increase (decrease) in cash and cash equivalents	70,680	14,203	(32,031)
Cash and cash equivalents
Beginning of period	141,159	126,956	158,987
End of period	211,839	141,159	126,956
Noncash activity:
Issuance of preferred stock				74,748	0	0
Establishment of deferred tax assets-Follow on	123,888	0	0										73,574	0	0
Establishment of amounts payable under tax receivable agreements-Follow-on	105,305	0	0										55,358	0	0
Establishment of contingent value rights	55,440	0	0
Contribution of securities in-kind to Launch Equity	0	0	(19,355)
Capital invested into Launch Equity	0	0	19,355
Supplement cash flow information:
Interest on borrowings							0	985	9,794	11,423	6,593	12,420
Income tax	$ 16,449	$ 541	$ 2,475